Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Korsana Biosciences, Inc.
Entity Central Index Key	0001755237
Entity Emerging Growth Company	false
Entity File Number	001-38787
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	83-1895370
Entity Address, Address Line One	203 Crescent Street
Entity Address, Address Line Two	Bldgs. #3/3A/4
Entity Address, Address Line Three	Suite 503
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	(781)
Local Phone Number	516-2325
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	KRSA
Security Exchange Name	NONE